Annual Total Returns[BarChart] - Xtrackers MSCI Europe Hedged Equity ETF - Xtrackers MSCI Europe Hedged Equity ETF	2014	2015	2016	2017	2018	2019
Total	4.45%	4.21%	8.15%	14.61%	(8.50%)	26.75%